Expense Example	Dec. 31, 2025 USD ($)
April - Limited Term Diversified_Pro | Nomura Limited-Term Diversified Income Fund | A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 340
Expense Example, with Redemption, 3 Years	540
Expense Example, with Redemption, 5 Years	758
Expense Example, with Redemption, 10 Years	1,383
April - Limited Term Diversified_Pro | Nomura Limited-Term Diversified Income Fund | C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	243
Expense Example, with Redemption, 3 Years	506
Expense Example, with Redemption, 5 Years	895
Expense Example, with Redemption, 10 Years	1,984
April - Limited Term Diversified_Pro | Nomura Limited-Term Diversified Income Fund | R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	351
Expense Example, with Redemption, 5 Years	631
Expense Example, with Redemption, 10 Years	1,428
April - Limited Term Diversified_Pro | Nomura Limited-Term Diversified Income Fund | Institutional
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	41
Expense Example, with Redemption, 3 Years	194
Expense Example, with Redemption, 5 Years	360
Expense Example, with Redemption, 10 Years	842
April - Limited Term Diversified_Pro | Nomura Limited-Term Diversified Income Fund | R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	32
Expense Example, with Redemption, 3 Years	165
Expense Example, with Redemption, 5 Years	310
Expense Example, with Redemption, 10 Years	734
April - Tax Free Oregon_Pro | Nomura Tax-Free Oregon Fund | A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	536
Expense Example, with Redemption, 3 Years	808
Expense Example, with Redemption, 5 Years	1,101
Expense Example, with Redemption, 10 Years	1,932
April - Tax Free Oregon_Pro | Nomura Tax-Free Oregon Fund | Institutional
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	64
Expense Example, with Redemption, 3 Years	297
Expense Example, with Redemption, 5 Years	547
Expense Example, with Redemption, 10 Years	$ 1,266